AB International Value Fund

Portfolio of Investments

February 28, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.1%
Industrials – 19.2%
Aerospace & Defense – 5.3%
Airbus SE	12,981	$2,818,862
BAE Systems PLC	76,525	2,185,213
CSG NV(a)	18,321	689,059
Melrose Industries PLC	264,742	2,014,485

		7,707,619

Construction & Engineering – 2.8%
Shimizu Corp.	78,900	1,763,504
Vinci SA	13,370	2,219,234

		3,982,738

Electrical Equipment – 1.9%
Mitsubishi Electric Corp.	72,100	2,744,342

Ground Transportation – 1.0%
Keisei Electric Railway Co., Ltd.(b)	171,700	1,490,806

Machinery – 4.2%
CNH Industrial NV	161,325	1,984,297
Techtronic Industries Co., Ltd. - Class H	126,000	2,040,655
Toyota Industries Corp.(a) (b)	15,900	2,059,182

		6,084,134

Passenger Airlines – 1.5%
Ryanair Holdings PLC (Sponsored ADR)	31,846	2,149,287

Professional Services – 2.5%
Bureau Veritas SA	63,460	2,205,329
Persol Holdings Co., Ltd.	857,200	1,369,789

		3,575,118

		27,734,044

Financials – 19.1%
Banks – 12.6%
ABN AMRO Bank NV	63,660	2,132,148
Barclays PLC	307,420	1,865,952
BPER Banca SpA	166,970	2,351,594
Danske Bank A/S	47,250	2,465,245
Erste Group Bank AG	17,513	2,078,691
Eurobank SA	387,492	1,795,429
Japan Post Bank Co., Ltd.	124,900	2,445,174
Resona Holdings, Inc.	245,700	2,997,986

		18,132,219

Insurance – 6.5%
ASR Nederland NV	27,297	1,983,476
AXA SA	52,811	2,582,568
Beazley PLC	140,310	2,390,713
Prudential PLC	163,500	2,504,247

		9,461,004

		27,593,223

Company	Shares	U.S. $ Value

Consumer Discretionary – 12.1%
Automobile Components – 1.2%
Toyo Tire Corp.	56,900	$1,753,431

Automobiles – 1.6%
Honda Motor Co., Ltd.	234,400	2,348,088

Hotels, Restaurants & Leisure – 2.8%
Accor SA	37,646	2,185,168
Yum China Holdings, Inc.	33,095	1,817,246

		4,002,414

Household Durables – 2.0%
Sony Group Corp.	124,700	2,866,636

Specialty Retail – 3.0%
Industria de Diseno Textil SA	45,009	3,005,583
JD Sports Fashion PLC(b)	1,203,007	1,325,263

		4,330,846

Textiles, Apparel & Luxury Goods – 1.5%
Burberry Group PLC(a)	137,816	2,154,589

		17,456,004

Health Care – 10.6%
Health Care Equipment & Supplies – 1.1%
Siemens Healthineers AG	31,626	1,568,637

Life Sciences Tools & Services – 0.9%
ICON PLC(a)	11,816	1,277,782

Pharmaceuticals – 8.6%
Haleon PLC	496,964	2,727,805
Novo Nordisk A/S - Class B	57,314	2,167,817
Roche Holding AG	11,390	5,420,517
Takeda Pharmaceutical Co., Ltd.	58,700	2,196,977

		12,513,116

		15,359,535

Communication Services – 7.2%
Diversified Telecommunication Services – 3.3%
Deutsche Telekom AG (REG)	69,775	2,802,174
Koninklijke KPN NV	354,066	2,012,729

		4,814,903

Entertainment – 0.9%
Toho Co., Ltd./Tokyo	132,000	1,322,832

Media – 1.2%
Publicis Groupe SA	19,765	1,759,976

Wireless Telecommunication Services – 1.8%
Tele2 AB - Class B	119,910	2,530,600

		10,428,311

Information Technology – 6.5%
Semiconductors & Semiconductor Equipment – 4.6%
NXP Semiconductors NV	5,311	1,205,650
Taiwan Semiconductor Manufacturing Co., Ltd.	36,800	2,296,252
Tokyo Electron Ltd.	11,220	3,157,023

		6,658,925

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 1.9%
Samsung Electronics Co., Ltd.	17,926	$2,683,007

		9,341,932

Energy – 5.8%
Energy Equipment & Services – 4.7%
Shell PLC	116,636	4,864,696
Vallourec SACA	78,982	1,847,920

		6,712,616

Oil, Gas & Consumable Fuels – 1.1%
Santos Ltd.(b)	343,980	1,657,694

		8,370,310

Consumer Staples – 5.7%
Beverages – 4.4%
Anheuser-Busch InBev SA/NV(b)	41,310	3,359,131
Coca-Cola Europacific Partners PLC	26,375	2,912,591

		6,271,722

Food Products – 1.3%
Toyo Suisan Kaisha Ltd.	24,400	1,919,359

		8,191,081

Materials – 5.4%
Chemicals – 1.9%
Arkema SA	16,044	1,168,408
Tosoh Corp.(b)	94,400	1,649,746

		2,818,154

Construction Materials – 1.8%
CRH PLC	21,205	2,544,176

Metals & Mining – 1.7%
Anglo American PLC	48,060	2,397,837

		7,760,167

Utilities – 3.5%
Electric Utilities – 3.5%
EDP SA	464,567	2,471,750
Enel SpA	210,530	2,531,612

		5,003,362

Real Estate – 3.0%
Diversified REITs – 1.4%
Merlin Properties Socimi SA	111,914	1,976,240

Real Estate Management & Development – 1.6%
Mitsui Fudosan Co., Ltd.	174,800	2,356,273

		4,332,513

Total Common Stocks (cost $100,979,541)		141,570,482

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(c) (d) (e) (cost $1,849,112)	1,849,112	$1,849,112

Total Investments Before Security Lending Collateral for Securities Loaned – 99.4% (cost $102,828,653)		143,419,594

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.8%
Investment Companies – 2.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(c) (d) (e) (cost $4,112,336)	4,112,336	4,112,336

Total Investments – 102.2% (cost $106,940,989)(f)		147,531,930
Other assets less liabilities – (2.2)%		(3,214,698)

Net Assets – 100.0%		$144,317,232

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	1,542	USD	299	03/03/2026	$(1,343)
Bank of America NA	USD	294	BRL	1,542	03/03/2026	6,344
Bank of America NA	KRW	563,260	USD	390	04/14/2026	(1,553)
Bank of New York (The)	USD	1,691	SGD	2,135	04/24/2026	2,774
Barclays Capital, Inc.	JPY	97,946	USD	631	04/10/2026	1,952
Barclays Capital, Inc.	USD	1,057	EUR	894	04/16/2026	1,357
Citibank NA	CNH	9,654	USD	1,389	03/26/2026	(20,257)
Citibank NA	USD	662	JPY	101,372	04/10/2026	(10,603)
Citibank NA	USD	2,543	SEK	22,622	04/23/2026	(30,617)
Citibank NA	TWD	65,951	USD	2,090	04/24/2026	(14,935)
Deutsche Bank AG	EUR	494	USD	585	04/16/2026	66
Goldman Sachs Bank USA	BRL	1,542	USD	300	03/03/2026	(1,023)
Goldman Sachs Bank USA	USD	299	BRL	1,542	03/03/2026	1,343
Goldman Sachs Bank USA	USD	297	BRL	1,542	04/02/2026	1,230
Goldman Sachs Bank USA	USD	619	JPY	94,554	04/10/2026	(11,287)
HSBC Bank USA	KRW	4,552,395	USD	3,153	04/14/2026	(11,630)
JPMorgan Chase Bank	EUR	425	USD	505	04/16/2026	2,251

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank	USD	581	EUR	491	04/16/2026	$779
JPMorgan Chase Bank	USD	1,642	AUD	2,319	04/22/2026	8,212
Morgan Stanley Bank NA	USD	1,329	JPY	203,994	04/10/2026	(18,671)
Morgan Stanley Bank NA	USD	571	KRW	836,091	04/14/2026	10,238
Morgan Stanley Bank NA	EUR	1,835	USD	2,166	04/16/2026	(6,616)
Morgan Stanley Capital Services, Inc.	USD	1,283	ILS	4,109	03/12/2026	28,777
Morgan Stanley Capital Services, Inc.	JPY	93,868	USD	613	04/10/2026	10,443
Morgan Stanley Capital Services, Inc.	JPY	80,378	USD	510	04/10/2026	(6,607)
Morgan Stanley Capital Services, Inc.	EUR	5,888	USD	7,058	04/16/2026	86,455
Morgan Stanley Capital Services, Inc.	USD	7,347	CHF	5,582	04/16/2026	(51,892)
Morgan Stanley Capital Services, Inc.	USD	5,645	AUD	8,138	04/22/2026	145,430
Morgan Stanley Capital Services, Inc.	USD	1,075	NOK	10,229	04/23/2026	476
Standard Chartered Bank	JPY	107,490	USD	697	04/10/2026	6,332
State Street Bank & Trust Co.	USD	346	MXN	6,024	03/12/2026	3,245
State Street Bank & Trust Co.	USD	258	CNH	1,765	03/26/2026	26
State Street Bank & Trust Co.	JPY	141,475	USD	930	04/10/2026	21,353
State Street Bank & Trust Co.	JPY	291,514	USD	1,864	04/10/2026	(8,443)
State Street Bank & Trust Co.	USD	740	JPY	115,271	04/10/2026	1,005
State Street Bank & Trust Co.	USD	735	JPY	112,264	04/10/2026	(13,438)
State Street Bank & Trust Co.	USD	617	KRW	894,837	04/14/2026	4,973
State Street Bank & Trust Co.	EUR	1,383	USD	1,644	04/16/2026	7,047
State Street Bank & Trust Co.	EUR	2,292	USD	2,711	04/16/2026	(2,708)
State Street Bank & Trust Co.	USD	159	CHF	122	04/16/2026	926
State Street Bank & Trust Co.	USD	1,267	EUR	1,059	04/16/2026	(12,854)
State Street Bank & Trust Co.	USD	982	AUD	1,393	04/22/2026	8,670
State Street Bank & Trust Co.	USD	369	AUD	517	04/22/2026	(725)
State Street Bank & Trust Co.	USD	288	NZD	479	04/22/2026	360
State Street Bank & Trust Co.	USD	373	NZD	616	04/22/2026	(2,762)
State Street Bank & Trust Co.	SEK	1,805	USD	200	04/23/2026	(832)
State Street Bank & Trust Co.	USD	185	NOK	1,775	04/23/2026	1,590
State Street Bank & Trust Co.	GBP	312	USD	421	04/24/2026	242
State Street Bank & Trust Co.	USD	832	GBP	618	04/24/2026	717
State Street Bank & Trust Co.	USD	302	SGD	380	04/24/2026	(46)
UBS	USD	728	EUR	618	04/16/2026	3,910

						$139,681

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $44,494,027 and gross unrealized depreciation of investments was $(3,763,405), resulting in net unrealized appreciation of $40,730,622.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

February, 2026 (unaudited)

24.0%	Japan
13.7%	United Kingdom
11.7%	France
6.8%	United States
4.9%	Italy
4.3%	Netherlands
3.8%	Switzerland
3.5%	Spain
3.2%	Hong Kong
3.2%	Denmark
3.0%	Germany
2.3%	Belgium
1.9%	South Korea
12.4%	Other
1.3%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.8% or less in the following: Australia, Austria, China, Czech Republic, Greece, Portugal, South Africa, Sweden and Taiwan.

AB International Value Fund

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Industrials	$4,822,643	$22,911,401		$—	$27,734,044
Financials	—	27,593,223		—	27,593,223
Consumer Discretionary	1,817,246	15,638,758		—	17,456,004
Health Care	1,277,782	14,081,753		—	15,359,535
Communication Services	1,322,832	9,105,479		—	10,428,311
Information Technology	1,205,650	8,136,282		—	9,341,932
Energy	—	8,370,310		—	8,370,310
Consumer Staples	2,912,591	5,278,490		—	8,191,081
Materials	2,544,176	5,215,991		—	7,760,167
Utilities	—	5,003,362		—	5,003,362
Real Estate	—	4,332,513		—	4,332,513
Short-Term Investments	1,849,112	—		—	1,849,112
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,112,336	—		—	4,112,336

Total Investments in Securities	21,864,368	125,667,562	(a)	—	147,531,930
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	368,523		—	368,523
Liabilities:
Forward Currency Exchange Contracts	—	(228,842)		—	(228,842)

Total	$21,864,368	$125,807,243		$—	$147,671,611

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$5,002	$8,653	$11,806	$1,849	$37
AB Government Money Market Portfolio*	472	12,365	8,725	4,112	38
Total	$5,474	$21,018	$20,531	$5,961	$75

*	Investments of cash collateral for securities lending transactions.